INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effective income tax rate related to continuing operations
Statutory federal income tax rate applied to pre-tax income (as a percent)	35.00%	35.00%	35.00%
State income taxes (as a percent)	0.40%	0.50%	0.30%
Investment income not subject to tax (as a percent)	(2.20%)	(1.60%)	(1.30%)
Uncertain tax positions (as a percent)	0.00%	(1.30%)	0.20%
Other (as a percent)	(0.30%)	0.20%	0.60%
Effective tax rate (as a percent)	32.90%	32.80%	34.80%
Income tax expense per the income tax returns:
Federal	$ 9,510,000	$ (6,723,000)	$ (53,986,000)
State	264,000	3,509,000	4,259,000
Total current	9,774,000	(3,214,000)	(49,727,000)
Deferred income tax expense:
Federal	142,761,000	115,172,000	184,527,000
State	2,304,000	(2,055,000)	(1,752,000)
Total deferred	145,065,000	113,117,000	182,775,000
Deferred income tax assets:
Premium receivables and policy liabilities	35,432,000	158,925,000
Invested assets (other than unrealized gains)	60,524,000	83,203,000
Deferred compensation	72,944,000	58,123,000
U.S. net operating loss carryforwards	4,763,000
Other	7,049,000
Valuation allowance	(2,593,000)	(3,354,000)
Deferred income tax	178,119,000	296,897,000
Deferred income tax liabilities:
Deferred policy acquisition costs and value of business acquired	872,297,000	839,885,000
Other		18,703,000
Unrealized gain on investments	566,451,000	191,175,000
Deferred income tax liabilities	1,438,748,000	1,049,763,000
Net deferred income tax (liability) asset	(1,260,629,000)	(752,866,000)
State operating loss carryforwards, valuation allowance	2,600,000	3,400,000
Favorable change in valuation allowance, net of federal income taxes	500,000
U.S. capital loss carryforwards which will expire if not used by 2014	12,400,000
U.S. capital loss carryforwards which will expire if not used by 2015	$ 1,200,000